Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 21, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSXtrackers High Beta High Yield Bond ETF (HYUP)At a meeting held on August 13, 2024, the Board of Trustees of DBX ETF Trust approved a reduction in the fund’s unitary advisory fee as stated below. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy. The reduction in the unitary advisory fee and the termination of the expense limitation are effective immediately.As a result, the fund’s prospectus is revised as follows:All references to the contractual expense limitation for the fund are hereby deleted.The following information replaces the existing similar disclosure in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus:ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)Management fee0.20Other ExpensesNoneTotal annual fund operating expenses0.20[1] “Management fee” is restated to reflect the fund’s new management fee rate effective August 13, 2024.EXAMPLEThis Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$20$64$113$255
Xtrackers High Beta High Yield Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSXtrackers High Beta High Yield Bond ETF (HYUP)At a meeting held on August 13, 2024, the Board of Trustees of DBX ETF Trust approved a reduction in the fund’s unitary advisory fee as stated below. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy. The reduction in the unitary advisory fee and the termination of the expense limitation are effective immediately.As a result, the fund’s prospectus is revised as follows:All references to the contractual expense limitation for the fund are hereby deleted.The following information replaces the existing similar disclosure in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus:ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)Management fee0.20Other ExpensesNoneTotal annual fund operating expenses0.20[1] “Management fee” is restated to reflect the fund’s new management fee rate effective August 13, 2024.EXAMPLEThis Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$20$64$113$255
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES  <br/>(expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” is restated to reflect the fund’s new management fee rate effective August 13, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Xtrackers High Beta High Yield Bond ETF | Xtrackers High Beta High Yield Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective August 13, 2024.